Finance Cost - Schedule of Finance Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Finance Cost [Abstract]
Interest expense, (see Note 24)	$ 858	$ 466	$ 1,125
Interest expense, other creditors	365	500	381
Interest expense, unpaid tax	439	283
Unwinding of discount (see Note 21)	290	273	909
Finance cost	$ 1,952	$ 1,522	$ 2,415